Operating Segments - Reconciliation of Revenue from Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 540,860	$ 489,717	$ 518,968
Corporate costs	(82,197)	(79,766)	(75,070)
Depreciation and amortization	(263,433)	(266,819)	(261,372)
Share-based compensation	(28,873)	(62,354)	(101,770)
Impairment expense on goodwill and intangible assets	(1,254)	(1,887,223)	(324,145)
Restructuring and other costs	(6,061)	(64,132)	(25,883)
Loss on disposal of subsidiaries and other assets, net	(386)	(1,359)	0
Other income, net	13,081	83,778	239,661
Interest expense, net	(151,148)	(126,628)	(165,827)
Income / (loss) from operations before taxes	$ 20,589	$ (1,914,786)	$ (195,438)